Property, Plant And Equipment, Intangible Assets And Goodwill (Schedule Of Property, Plant And Equipment) (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment
Structures, gross	$ 3,028,086	$ 3,021,152
Accumulated depreciation, structures	1,298,271	1,255,642
Structures, net	1,729,815	1,765,510	1,890,693
Property, plant and equipment	1,788,702	1,761,689
Less: accumulated depreciation	663,131	629,569
Other property, plant and equipment, net	1,125,571	1,132,120	1,146,161
Land, Buildings and Improvements [Member]
Property, Plant and Equipment
Property, plant and equipment	748,722	723,268
Towers, transmitters and studio equipment [Member]
Property, Plant and Equipment
Property, plant and equipment	442,105	440,612
Furniture and other equipment [Member]
Property, Plant and Equipment
Property, plant and equipment	496,039	473,995
Construction in progress [Member]
Property, Plant and Equipment
Property, plant and equipment	$ 101,836	$ 123,814